Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 371	$ 630
Intangible assets, accumulated amortization (in dollars)	$ 173,090	$ 154,302
Special preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Special preferred stock, shares issued	3	3
Special preferred stock, shares outstanding	3	3
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	51,439,934	50,729,573
Common stock, shares outstanding	51,439,934	50,729,573